Earnings (Loss) Per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Aug. 31, 2019	Aug. 31, 2018
Earnings per share [abstract]
Net income from continuing operations		$ 733	$ 39
Deduct: net income attributable to non-controlling interests in subsidiaries		(2)	0
Deduct: dividends on Preferred Shares		(9)	(8)
Net income attributable to common shareholders from continuing operations		722	31
Loss from discontinued operations attributable to common shareholders		0	(6)
Net income attributable to common shareholders		$ 722	$ 25
Weighted average number of Class A Shares and Class B Non-Voting Shares for basic earnings per share		511	502
Effect of dilutive securities	[1]	0	1
Weighted average number of Class A Shares and Class B Non-Voting Shares for diluted earnings per share		511	503
Continuing operations		$ 1.41	$ 0.06
Discontinued operations		0	(0.01)
Total basic earnings (loss) per share		1.41	0.05
Continuing operations		1.41	0.06
Discontinued operations		0	(0.01)
Total diluted earnings (loss) per share		$ 1.41	$ 0.05

[1]
(1) The earnings per share calculation does not take into consideration the potential dilutive effect of certain stock options since their impact is anti-dilutive. For the year ended August 31, 2019, 6,126,210 options were excluded from the diluted earnings per share calculation (2018 – 4,263,940).